UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400

         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     David M. Carlson     Minneapolis, MN     November 11, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     56

Form13F Information Table Value Total:     160078


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADC Telecomm. Inc              COM              000886101     1114    41420 SH        Sole                                     41420
American Int'l Group           COM              026874107      357     3727 SH        Sole                                      3727
AT&T Corp                      COM              001957109      450    15331 SH        Sole                                     15331
Automatic Data Proc            COM              053015103      235     3520 SH        Sole                                      3520
Autozone Inc                   COM              053332102     4483   197590 SH        Sole                                    197590
Bellsouth Corp                 COM              079860102      282     7000 SH        Sole                                      7000
Bemis Co                       COM              081437105     4496   139955 SH        Sole                                    139955
Biomet Inc                     COM              090613100     6133   175241 SH        Sole                                    175241
BP Amoco PLC                   COM              055622104      370     6974 SH        Sole                                      6974
Bristol-Myers Squibb Co        COM              110122108     4979    87162 SH        Sole                                     87162
Cardinal Health Inc            COM              14149Y108     5659    64175 SH        Sole                                     64175
Chevron Corp                   COM              166751107      301     3529 SH        Sole                                      3529
Cisco Systems Inc              COM              17275r102      305     5522 SH        Sole                                      5522
Coca-Cola Co                   COM              191216100      396     7180 SH        Sole                                      7180
Computer Assoc Int'l Inc       COM              204912109     4517   179346 SH        Sole                                    179346
Computer Sciences Corp         COM              205363104     4957    66765 SH        Sole                                     66765
Conagra Foods Inc              COM              205887102     9308   463955 SH        Sole                                    463955
Dreyfus Appreciation           EQ MF            261970107     2000    43467 SH        Sole                                     43467
Electronic Data Systems Corp   COM              285661104     4702   113294 SH        Sole                                    113294
Enron Corp                     COM              293561106      577     6584 SH        Sole                                      6584
Exxon Mobil Corp               COM              30231g102     1183    13276 SH        Sole                                     13276
Fannie Mae                     COM              313586109      293     4100 SH        Sole                                      4100
Federal Signal Corp            COM              313855108     5128   258020 SH        Sole                                    258020
Franklin Resources Inc         COM              354613101     5492   123600 SH        Sole                                    123600
General Electric Corp          COM              369604103      987    17115 SH        Sole                                     17115
Harbor Capital Appreciation    EQ MF            411511504     1926    38138 SH        Sole                                     38138
Hewlett-Packard Corp           COM              428236103     4292    44250 SH        Sole                                     44250
Home Depot Inc                 COM              437076102     5012    94454 SH        Sole                                     94454
Illinois Tool Works            COM              452308109     4607    82458 SH        Sole                                     82458
Intel Corp                     COM              458140100      416    10000 SH        Sole                                     10000
International Business Machine COM              459200101      681     6053 SH        Sole                                      6053
Lucent Technologies Inc        COM              549463107      692    22650 SH        Sole                                     22650
Medtronic Inc                  COM              585055106     6132   118357 SH        Sole                                    118357
Merck & Co., Inc               COM              589331107     5331    71615 SH        Sole                                     71615
Minnesota Mining & Mfg. Co     COM              604059105      246     2705 SH        Sole                                      2705
Mutual Beacon                  EQ MF            628380305     1789   125130 SH        Sole                                    125130
Mutual Shares                  EQ MF            628380107      208    10125 SH        Sole                                     10125
Newell Rubbermaid Inc          COM              651229106     4071   178475 SH        Sole                                    178475
Pall Corp                      COM              696429307     4233   212298 SH        Sole                                    212298
Pfizer Inc                     COM              717081103      549    12213 SH        Sole                                     12213
Reuters Holdings PLC (ADR)     COM              76132M102     4868    43320 SH        Sole                                     43320
Royce Premier                  EQ MF            780905600     1968   181218 SH        Sole                                    181218
Seagate Tech                   COM              811804103     1796    26034 SH        Sole                                     26034
Sherwin-Williams Co            COM              824348106     4511   211035 SH        Sole                                    211035
Sigma-Aldrich                  COM              826552101     5027   152335 SH        Sole                                    152335
State Street Corp              COM              857477103     5519    42455 SH        Sole                                     42455
Strong Schafer Value           EQ MF            862918109     1913    36871 SH        Sole                                     36871
Sysco Corp                     COM              871829107     5489   118515 SH        Sole                                    118515
Target Corp                    COM              87612e106      414    16150 SH        Sole                                     16150
Tellabs Inc                    COM              879664100     4771    99917 SH        Sole                                     99917
Valspar Corp                   COM              920355104      929    40400 SH        Sole                                     40400
Vanguard Index 500             EQ MF            922908108     6403    48289 SH        Sole                                     48289
Vanguard International Growth  EQ MF            921910204      836    40216 SH        Sole                                     40216
Vanguard International Value   EQ MF            921939203      851    32533 SH        Sole                                     32533
Wal-Mart Stores Inc            COM              931142103     3831    79597 SH        Sole                                     79597
Wasatch Small Cap Growth Fund  EQ MF            936772102     2063    59147 SH        Sole                                     59147